Salaries and payroll taxes	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Salaries and payroll taxes
Note 24. Salaries and payroll taxes

	As of December 31, 2023	As of December 31, 2022
Current
Provision for bonuses and incentives	12,657	17,599
Salaries and social security contributions	4,898	7,521

Total current salaries and payroll taxes	17,555	25,120